Segment Information - Summary Of Capital Expenditures (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Capital expenditures		$ 9.9	$ 6.5	$ 6.5	$ 6.1
Motion Picture [Member]
Capital expenditures		0.0		0.0	0.0
Television Production [Member]
Capital expenditures		0.3		0.3	0.4
Corporate [Member]
Capital expenditures	[1]	$ 9.6		$ 6.2	$ 5.7

[1]	Represents unallocated capital expenditures primarily related to the Company’s corporate headquarters.